Property, plant, and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant, and Equipment, Net

Note 4 - Property, plant, and Equipment, Net

As of March 31, 2025 and December 31, 2024, Property, plant, and equipment consisted of the following:

	March 31, 2025	December 31, 2024
Computer and office equipment	$271,977	$271,415
Decoration and renovation	389,845	387,288
	661,822	658,703
Less: accumulated depreciation	(422,521)	(406,517)
	$239,301	$252,186

Depreciation expense was $14,495 and $13,516 for the three months ended March 31, 2025 and 2024, respectively.

Note 4 - Property, plant, and Equipment, Net

As of December 31, 2024 and 2023, Property, plant, and equipment consisted of the following:

	December 31, 2024	December 31, 2023
Computer and office equipment	$271,415	$255,352
Decoration and renovation	387,288	378,237
	658,703	633,589
Less: accumulated depreciation	(406,517)	(345,916)
	$252,186	$287,673

Depreciation expense was $55,489 and $68,401 for the years ended December 31, 2024 and 2023, respectively.